Trade and Other Receivables - Activity in Allowance of Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Provision for uncollectible receivables	$ 27,282	$ 17,946
Unbilled revenues and trade receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of the period	2,894	1,023
Provision for uncollectible receivables	6,793	2,836
Write-offs	(3,646)	(965)
Balance, end of the period	$ 6,041	$ 2,894